Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 295,900
Alternative minimum tax credit carryforwards	502	$ 502
Timing difference related to allowance for loan losses	105,300
Deferred tax assets	38,137
Timing difference related to impairment of other real estate owned, securities and other assets	29,900
Deferred tax asset related to impairment of other real estate owned, securities and other assets	10,800
Lost Interest	16,600
Deferred tax assets, loan interest	6,024
Deferred tax liability	$ 10,255
Period of operating loss carryforward	20 years
Net operating loss carryforwards	$ 108,009
NOL valuation allowance	60,695
Net deferred tax assets for NOL's	47,314
Deferred tax assets not related to NOL's	44,800
Possible temporary difference to be taxable in future periods	$ 92,100